Accounts receivable (Tables)	6 Months Ended
Jun. 30, 2026
Receivables [Abstract]
Schedule of Accounts Receivable

	June 30, 2026	December 31, 2025
Customer trade receivables	$3,175	$2,675
Holdback receivable	2,069	5,811
Other receivables	1,085	2,032
Due from related parties (note 14)	289	274
Allowance for expected credit losses	(472)	(615)
	$6,146	$10,177